ACCRUED LIABILITIES - Summary of accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Compensation and benefits payable	$ 5,906	$ 7,239
Property, sales, and other taxes	996	1,512
Customer credit balances	1,179	1,815
Other	2,656	2,554
Accrued liabilities, current, total	$ 10,737	$ 13,120